UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number: __

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadway Gate Capital, LLC
Address:    152 West 57th Street, 19th Floor
            New York, New York  10019

13F File Number: 028-13286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dominic Giafaglione
Title:      Chief Financial Officer
Phone:      (212) 823-0953

Signature, Place and Date of Signing:


/s/ Dominic Giafaglione         New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $279,211
                                            (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-13288               Broadway Gate Master Fund, Ltd.
---   --------------------    -------------------------------

                                                     FORM 13F INFORMATION TABLE

                                                     Broadway Gate Capital, LLC
                                                           March 31, 2010

COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COL 7       COLUMN 8

                               TITLE OF                 VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                 --------     -----       -------   -------   --- ----  ----------     -----  ---- ------    ----
ADOBE SYS INC                  COM         00724F101    9,904       280,000 SH        SHARED-DEFINED  1     0      280,000 0
CISCO SYS INC                  COM         17275R102   12,885       495,000 SH        SHARED-DEFINED  1     0      495,000 0
DAVITA INC                     COM         23918K108   19,654       310,000 SH        SHARED-DEFINED  1     0      310,000 0
FIDELITY NATIONAL FINANCIAL    CL A        31620R105   10,078       680,000 SH        SHARED-DEFINED  1     0      680,000 0
FIDELITY NATL INFORMATION SV   COM         31620M106   13,361       570,000 SH        SHARED-DEFINED  1     0      570,000 0
GLOBAL CASH ACCESS HLDGS INC   COM         378967103   13,317     1,630,000 SH        SHARED-DEFINED  1     0    1,630,000 0
HELIX ENERGY SOLUTIONS GRP I   COM         42330P107   18,503     1,420,000 SH        SHARED-DEFINED  1     0    1,420,000 0
OMNICOM GROUP INC              COM         681919106   13,195       340,000 SH        SHARED-DEFINED  1     0      340,000 0
PHH CORP                       COM NEW     693320202   23,302       988,637 SH        SHARED-DEFINED  1     0      988,637 0
RENAISSANCERE HOLDINGS LTD     COM         G7496G103    6,527       115,000 SH        SHARED-DEFINED  1     0      115,000 0
TEREX CORP NEW                 COM         880779103    8,825       388,600 SH        SHARED-DEFINED  1     0      388,600 0
TRANSDIGM GROUP INC            COM         893641100   27,050       510,000 SH        SHARED-DEFINED  1     0      510,000 0
UNION PAC CORP                 COM         907818108   21,624       295,000 SH        SHARED-DEFINED  1     0      295,000 0
VARIAN MED SYS INC             COM         92220P105   13,866       250,600 SH        SHARED-DEFINED  1     0      250,600 0
WELLPOINT INC                  COM         94973V107   23,306       362,000 SH        SHARED-DEFINED  1     0      362,000 0
WESCO INTL INC                 COM         95082P105   13,190       380,000 SH        SHARED-DEFINED  1     0      380,000 0
WESTERN UN CO                  COM         959802109   19,674     1,160,000 SH        SHARED-DEFINED  1     0    1,160,000 0
WILLIS GROUP HOLDINGS PUBLIC   SHS         G96666105   10,952       350,000 SH        SHARED-DEFINED  1     0      350,000 0

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